Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Cash Deposited
Cash consists of deposits at financial institutions. Cash is deposited into financial institutions at the locations listed below:

	December 31,
	2021	2022
	US$	US$
Financial institutions in Cayman Islands
- Denominated in the US$	20,419	—

Total cash balances held at Cayman financial institutions	20,419	—

Financial institutions in the United States
- Denominated in the US$	12,480	47,028
- Denominated in the GBP	—	56

Total cash balances held at United States financial institutions	12,480	47,084

Financial institutions in Hong Kong
- Denominated in the US$	18,175	40,001
- Denominated in the EUR	3,038	734
- Denominated in the GBP	3,014	1,635
- Denominated in the JPY	113	316
- Denominated in the HK$	—	67

Total cash balances held at Hong Kong financial institutions	24,340	42,753

Financial institutions in Japan
- Denominated in the JPY	1,718	6,640
- Denominated in the US$	234	1,405

Total cash balances held at Japan financial institutions	1,952	8,045

Financial institutions in the United Kingdom
- Denominated in the GBP	335	104
- Denominated in the US$	35	14
- Denominated in the EUR	—	3,158

Total cash balances held at the United Kingdom financial institutions	370	3,276

Financial institutions in the mainland of the PRC
- Denominated in the RMB	2,071	1,616
- Denominated in the US$	509	31,961
- Denominated in the EUR	—	1,066
- Denominated in the GBP	—	6,870

Total cash balances held at the PRC financial institutions	2,580	41,513

Financial institutions in German y

	December 31,
	2021	2022
	US$	US$
- Denominated in the EUR	742	816
- Denominated in the US$	235	—
- Denominated in the GBP	1	—

Total cash balances held at Germany financial institutions	978	816

Financial institutions in Vietnam
- Denominated in the VND	1	44
- Denominated in the US$	78	—

Total cash balances held at Vietnam financial institutions	79	44

Total cash held at financial institutions	63,198	143,531

Summary of Reconciliation Of Cash And Restricted Cash
A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2021	2022
	US$	US$
Cash	63,198	143,531
Restricted cash	664	1,545

Total cash and restricted cash shown in the consolidated statements of cash flows	63,862	145,076

Summary of Depreciation on Property And Equipment
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Office and other equipment	3-5 years
Vehicles	10 years
Logistics, warehouse and other heavy equipment	15 years

Summary of Consolidated Balance Sheet	The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	December 31,	Adjustments due to adoption of		January 1,
	2021	ASC 842		2022
	US$	US$		US$
ASSETS
Prepayments and other current assets	9,080	(2,344	) (a)	6,736
Operating lease right-of-use assets	—	150,568	(b)	150,568

LIABILITIES
Accrued expenses and other current liabilities	19,721	(4	) (c)	19,717
Current operating lease liabilities	—	28,612	(d)	28,612
Operating lease liabilities, non-current	—	119,616	(d)	119,616
Capital lease obligations	2,345	(2,345	) (e)	—
Finance lease obligations, non-current	—	2,345	(e)	2,345

(a)	Represents the prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents the result of discounting operating lease payments, the reclassification of prepaid rent and deferred rent accrual.
(c)	Represents the deferred rent accrual reclassified to operating lease right-of-use assets.
(d)	Represents the recognition of operating lease liabilities, current and non-current.
(e)	The account caption of “Capital lease obligations” in non-current liabilities was changed to “Finance lease obligations, non-current” upon adoption of ASC 842.

Summary of Accounts Receivable Balance
One customer individually represents greater than 10.0% of total accounts receivable balance of the Group as of December 31, 2021 and three customers individually represents greater than 10.0% of total accounts receivable balance as of December 31,
2022
.

	December 31, 2021	December 31, 2022
	proportion of total accounts receivable balance	proportion of total accounts receivable balance

Customer A	26.6%	28.3%
Customer B	*	14.5%
Customer C	*	10.1%

*	Less than 10.0% of total accounts receivable balance as of the year end.